Income Taxes - Summary Of Deferred Taxation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Taxation [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognized	¥ (279)	¥ 7,828
Accrued Expense And Others
Schedule of Deferred Taxation [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognized	536	8,617
Accelerated Tax Depreciation
Schedule of Deferred Taxation [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognized	(2,416)	(1,252)
Inventory provision
Schedule of Deferred Taxation [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognized	1,378
Product Warranty
Schedule of Deferred Taxation [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognized	¥ 223	¥ 463